COMMON SHARES - Common Shares Repurchased (Details) - CAD ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2016	Nov. 30, 2015	Dec. 31, 2016
Class of Stock [Line Items]
Number of shares approved to be repurchased and canceled from the Toronto Stock Exchange (in shares)		21,000,000
Number of common shares repurchased (in shares)	305,407
Average price per share of common shares repurchased (in Canadian dollars per share)	$ 44.90
Value recorded for common stock repurchased	$ 14
Common Shares
Class of Stock [Line Items]
Percentage of shares authorized to be repurchased and canceled		3.00%
Number of common shares repurchased (in shares)			305,000
Value recorded for common stock repurchased	6		$ 6
Additional Paid-In Capital
Class of Stock [Line Items]
Value recorded for common stock repurchased	$ 8		$ 8